UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska             68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period:   3/31/13

Item 1.  Reports to Stockholders.

Sandalwood Opportunity Fund

Class A Shares: SANAX

Class I Shares: SANIX

Semi-Annual Report

March 31, 2013

www.sandalwoodfund.com

1-888-868-9501

Distributed by Northern Lights Distributors, LLC

          Member FINRA

Sandalwood Opportunity Fund

PORTFOLIO REVIEW (Unaudited)

March 31, 2013

The Fund’s performance figures* for the period ended March 31, 2013, compared to its benchmark:
Inception**- March 31, 2013
Sandalwood Opportunity Fund – Class A	6.48%
Sandalwood Opportunity Fund – Class A with load	0.35%
Sandalwood Opportunity Fund – Class I	6.50%
HFRX Fixed Income - Credit Index	5.03%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%, where applicable.  Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses after fee waiver are 2.95% for Class A shares and 2.70% for Class I shares per the September 20, 2012, prospectus. For performance information current to the most recent month-end, please call toll-free 1-888-868-9501.

** Inception date is November 29, 2012.

HFRX Fixed Income - Credit Index includes strategies with exposure to credit across a broad continuum of credit sub-strategies, including Corporate, Sovereign, Distressed, Convertible, Asset Backed, Capital Structure Arbitrage, Multi-Strategy and other Relative Value and Event Driven sub-strategies. Investment thesis across all strategies is predicated on realization of a valuation discrepancy between the related credit instruments. Strategies may also include and utilize equity securities, credit derivatives, government fixed income, commodities, currencies or other hybrid securities.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Asset Backed Securities	26.8%
Consumer, Cyclical	11.2%
Energy	10.5%
Communications	10.2%
Consumer, Non-Cyclical	8.7%
Industrial	6.2%
Technology	1.9%
Basic Materials	0.8%
Financial	0.7%
Mortgage Securities	0.3%
Other, Cash & Cash Equivalents	22.7%
100.0%

Sandalwood Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013
Principal ($)		Value
	ASSET BACKED SECURITIES - 26.8%
521,200	Accredited Mortgage Loan Trust, 2.229% due 10/25/34	$ 396,193
832,272	CDC Mortgage Capital Trust, 2.004% due 6/25/34	689,041
993,138	Delta Funding Home Equity Loan Trust, 7.79% due 5/25/30	981,965
1,390,000	Fremont Home Loan Trust, 0.724% due 7/25/35	644,178
2,083,992	Meritage Mortgage Loan Trust, 0.999% due 11/25/35	1,135,776
714,656	Morgan Stanley ABS Capital Inc, 0.364% due 4/25/36	660,343
685,210	Morgan Stanley Home Equity Loan Trust, 0.304% due 4/25/37	545,371
4,000,000	Option One Mortgage Loan Trust, 0.644% 12/25/35	1,598,248
822,324	Structured Asset Securities Corp., 1.474% due 2/25/35	706,749
	TOTAL ASSET BACKED SECURITIES (Cost $6,421,376)	7,357,864

	CORPORATE BONDS AND NOTES - 50.1%
	AGRICULTURE - 1.9%
500,000	Alliance One International, Inc., 10.00% due 7/15/16	528,750

	APPAREL - 0.7%
205,000	Kellwood Co., 12.875% due 12/31/14	184,500

	BEVERAGES - 0.0%
5,000	Innovation Ventures Finance Corp., 9.50% due 8/15/19, 144A	4,213

	BUILDING MATERIALS - 1.1%
300,000	US Concrete, Inc., 9.50% due 10/1/2015	301,500

	CABLE/SATELLITE TV - 2.9%
500,000	CCO Holdings Capital Corp., 7.875% due 4/30/18	531,875
250,000	Cequel Capital Corp., 8.625% due 11/15/17, 144A	267,500
		799,375
	CASINO HOTELS - 2.0%
500,000	CityCenter Finance Corp., 7.625% due 1/15/2016	537,500

	CELLULAR TELECOM - 2.9%
250,000	Cricket Communications, Inc, 7.75% due 5/15/16	260,937
500,000	MetroPCS Wireless, Inc., 7.875% due 9/1/18	547,500
		808,437
	CHEMICALS - 0.8%
200,000	Cornerstone Chemical Co., 9.375% due 3/15/18, 144A	204,500

	CONTAINERS PAPER & PLASTIC - 0.8%
200,000	Pretium Finance, Inc., 11.50% due 4/1/16	217,000

	DATA PROCESSING & MANAGEMENT - 1.9%
500,000	First Data Corp., 9.875% due 9/24/15	515,000

	DISTRIBUTION/WHOLESALE - 1.9%
500,000	HD Supply, Inc., 10.50% due 1/15/21	520,000

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2013
Principal ($)		Value
	DIVERSIFIED FINANCIAL SERVICES - 0.7%
195,000	Icahn Enterprises Finance Corp., 7.75% due 1/15/16	$ 203,044

	ENVIRONMENTAL CONTROL - 2.0%
500,000	ADS Waste Holdings, Inc., 8.25% due 10/1/20, 144A	538,750

	FOOD DIVERSIFIED - 3.7%
500,000	Dole Food Co., Inc., 8.00% due 10/1/16, 144A	520,625
500,000	Pinnacle Foods Finance Corp., 9.25% due 4/1/15	501,250
		1,021,875
	FOOD - RETAIL - 1.9%
500,000	Ingles Markets, Inc., 8.875% due 5/15/17	526,250

	HEALTHCARE PRODUCTS - 0.9%
225,000	Bausch & Lomb, Inc., 9.875% due 11/1/15	232,594

	HOME FURNISHINGS - 1.1%
280,000	Norcraft Finance Corp., 10.50% due 12/15/15	294,000

	HOUSEHOLD PRODUCTS/WARES - 0.3%
90,000	Armored Autogroup, Inc., 9.25% due 11/1/18	80,100

	HOUSEWARES - 0.8%
200,000	American Standard Americas, 10.75% due 1/15/16, 144A	208,250

	OIL EXPLORATION & PRODUCTION - 3.9%
250,000	Newfield Exploration Co., 7.125% due 5/15/2018	260,000
500,000	Petrohawk Energy Corp., 7.875% due 6/1/15	516,038
285,000	Range Resources Corporation, 7.25% due 5/1/18	295,331
		1,071,369
	OIL & GAS DRILLING - 3.8%
500,000	Offshore Group Investment Ltd., 11.50% due 8/1/15	545,000
500,000	Offshore Group Investment Ltd., 7.125% due 4/1/23, 144A	510,000
		1,055,000
	OIL SERVICES - 0.9%
225,000	Exterran Holdings, Inc., 7.25% due 12/1/18	241,313

	RETAIL - DRUG STORE - 2.8%
250,000	Rite Aid Corp., 7.50% due 3/1/17	257,812
500,000	Rite Aid Corp., 9.50% due 6/15/17	524,375
		782,187
	RETAIL - RESTAURANTS - 1.9%
500,000	Wok Acquisition Corp., 10.25% due 6/30/20, 144A	535,000

	SATELLITE TELECOM - 1.8%
475,000	Intelsat Luxembourg SA, 11.25% due 2/4/17	505,281

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2013

Principal ($)		Value
	SEISMIC DATA COLLECTION - 1.9%
500,000	Cie Generale de Geophysique-Veritas, 7.75% due 5/15/17, ADR	$ 515,000

	TELEPHONE INTEGRATED - 2.4%
400,000	Qwest Communications International, Inc., 7.125% due 4/1/18	416,500
250,000	Windstream Corp., 7.00% due 3/15/19	255,625
		672,125
	TRANSPORTATION - 2.4%
320,000	ACL I Corp., 10.625% due 2/15/16	336,000
13,000	Commercial Barge Line Co. 12.50% due 7/15/17	14,154
280,000	Jack Cooper Holdings Corp., 13.75% due 12/15/15, 144A	299,600
		649,754

	TOTAL CORPORATE BONDS & NOTES (Cost $13,677,481)	13,752,667

	MORTGAGE BACKED SECURITIES - 0.3%
88,016	Bank of America Mortgage Securities, 7.50% due 2/25/31, 144A	64,781
65,753	Bank of America Mortgage Securities, 7.50% due 2/25/31, 144A	24,734
43,726	Bank of America Mortgage Securities, 7.50% due 2/25/31, 144A	3,891
	TOTAL MORTGAGE BACKED SECURITIES (Cost $91,763)	93,406
Shares
	SHORT-TERM INVESTMENT- 33.7%
	MONEY MARKET FUND- 33.7%
9,267,287	Fidelity Institutional Money Market Funds-	9,267,287
	Money Market Portfolio, to yield 0.43% * (Cost $9,267,287)

	TOTAL INVESTMENTS - 110.9% (Cost $29,457,907) (a)	$ 30,471,224
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.9)%	(2,989,829)
	NET ASSETS - 100.0%	$ 27,481,395

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $29,457,907 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 1,026,123
	Unrealized Depreciation:	(12,806)
	Net Unrealized Appreciation:	$ 1,013,317

* Money market fund; interest rate reflects seven-day effective yield on March 31, 2013.

 144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At March 31, 2013 securities amounted to $3,181,844 or 11.6% of net assets.

ADR- American Depositary Receipt

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2013

ASSETS
Investment in Securities (identified cost $29,457,907)	$ 30,471,224
Receivable for securities sold	2,777
Receivable for Fund shares sold	40,000
Interest receivable	327,312
Prepaid expenses and other assets	36,795
TOTAL ASSETS	30,878,108

LIABILITIES
Payable for investments purchased	3,355,850
Investment advisory fees payable	31,399
Distribution (12b-1) fees payable	755
Fees payable to other affiliates	2,120
Accrued expenses and other liabilities	6,589
TOTAL LIABILITIES	3,396,713
NET ASSETS	$ 27,481,395

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 26,341,781
Undistributed net investment income	153,551
Accumulated net realized loss from security transactions	(27,254)
Net unrealized appreciation of investments	1,013,317
NET ASSETS	$ 27,481,395

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 8,781,512
Shares of beneficial interest outstanding	825,493
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 10.64
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$ 11.29

Class I Shares:
Net Assets	$ 18,699,883
Shares of beneficial interest outstanding	1,757,350
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.64

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge.

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended March 31, 2013**

INVESTMENT INCOME
Interest Income	$ 318,217
TOTAL INVESTMENT INCOME	318,217

EXPENSES
Investment advisory fees	153,504
Distribution (12b-1) Fees:
Class A	2,044
Professional fees	12,037
Registration fees	11,839
Administrative services fees	9,375
Accounting services fees	9,375
Compliance officer fees	5,328
Transfer agent fees	4,850
Printing and postage expenses	3,158
Custodian fees	1,940
Trustees fees and expenses	1,616
Insurance expense	485
Other expenses	1,973
TOTAL EXPENSES	217,524

Less: Fees waived by the Adviser	(52,858)

NET EXPENSES	164,666
NET INVESTMENT INCOME	153,551

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(11,467)
Net change in unrealized appreciation (depreciation) on investments	1,013,317
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,001,850

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,155,401

** The Sandalwood Opportunity Fund commenced operations on November 29, 2012.

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
March 31,
2013**
(Unaudited)
FROM OPERATIONS
Net investment income	$ 153,551
Net realized loss from security transactions	(11,467)
Net change in unrealized appreciation (depreciation) of investments	1,013,317
Net increase in net assets resulting from operations	1,155,401

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(1,477)
Class I	(14,310)
Net decrease in net assets resulting from distributions to shareholders	(15,787)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	8,801,247
Class I	17,836,985
Net asset value of shares issued in reinvestment of distributions:
Class A	1,236
Class I	6,871
Payments for shares redeemed:
Class A	(154,558)
Class I	(150,000)
Net increase in net assets resulting from shares of beneficial interest	26,341,781

TOTAL INCREASE IN NET ASSETS	27,481,395

NET ASSETS
Beginning of Period	-
End of Period	$ 27,481,395
*Includes undistributed net investment income of:	$ 153,551

SHARE ACTIVITY
Class A:
Shares Sold	840,195
Shares Reinvested	122
Shares Redeemed	(14,824)
Net increase in shares of beneficial interest outstanding	825,493

Class I:
Shares Sold	1,770,794
Shares Reinvested	680
Shares Redeemed	(14,124)
Net increase in shares of beneficial interest outstanding	1,757,350

** The Sandalwood Opportunity Fund commenced operations on November 29, 2012.

See accompanying notes to financial statements.

Sandalwood Opportunity Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Class A		Class I
Period Ended March 31, 2013 (1)	(Unaudited)		(Unaudited)
Net asset value, beginning of period	$ 10.00		$ 10.00

Activity from investment operations:
Net investment income (2)	0.07		0.09
Net realized and unrealized
gain on investments	0.58		0.56
Total from investment operations	0.65		0.65

Less distributions from:
Net investment income	(0.01)		(0.01)
Total distributions	(0.01)		(0.01)

Paid-in-Capital From Redemption Fees	-		-

Net asset value, end of period	$ 10.64		$ 10.64

Total return (3)	6.48%	(6)	6.50%	(6)

Net assets, at end of period (000s)	$ 8,782		$ 18,700

Ratio of gross expenses to average
net assets (4)	4.00%	(5)	3.55%	(5)
Ratio of net expenses to average
net assets	2.95%	(5)	2.70%	(5)
Ratio of net investment income
to average net assets	1.98%	(5)	2.64%	(5)

Portfolio Turnover Rate	11%	(6)	11%	(6)

(1) The Sandalwood Opportunity Fund commenced operations on November 29, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(5) Annualized.
(6) Not annualized.

See accompanying notes to financial statements.

Sandalwood Opportunity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2013

1.

ORGANIZATION

The Sandalwood Opportunity Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund’s investment objective is to seek growth of capital.

The Fund currently offers Class A and Class I shares. Class I shares are offered at net asset value.   Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated

Sandalwood Opportunity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2013

execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisers.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisers.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisers based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisers are unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Sandalwood Opportunity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2013

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Sandalwood Opportunity Fund

Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$ -	$ 13,752,667	$ -	$ 13,752,667
Asset Backed Securities	-	7,357,864	-	7,357,864
Mortgage Backed Securities	-	93,406	-	93,406
Short-Term Investment	9,267,287	-	-	9,267,287
Total	$ 9,267,287	$ 21,203,937	$ -	$ 30,471,224

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

* See Portfolio of Investments for industry classification.

Sandalwood Opportunity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2013

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (none), or expected to be taken in the Fund’s 2013 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended March 31, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to

Sandalwood Opportunity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2013

$23,567,132 and $1,767,150, respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Princeton Fund Advisors, LLC, serve as the Fund’s Investment Adviser (the “Adviser”). The Adviser has engaged Sandalwood Securities, Inc. as the primary sub-adviser to the Fund. The Fund, in consultation with Sandalwood Securities, Inc., has engaged the following sub-advisers to provide investment sub-advisory services to a portion of the assets of the Fund, as allocated to each sub-advisor. The sub-advisers are Deer Park Road Corporation, Whippoorwill Portfolio Associates, Acuity Capital Management, LLC and MidOcean Credit Fund Management, L.P., doing business as MidOcean Credit Partners.  The Adviser compensates each sub-adviser for its services from the management fees received from the Fund.  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisers, the Fund pays the Advisers a management fee, computed and accrued daily and paid monthly, at an annual rate of 2.55% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until January 31, 2014, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary to ensure that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 2.95% per annum of Class A average daily net assets, and 2.70% per annum for Class I average daily net assets.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and each Fund's Operating Expenses attributable to Class A and Class I shares are subsequently less than 2.95% and 2.70% of average daily net assets, respectively, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.95% and 2.70% of average daily net assets for Class A and Class I, respectively. If the Operating Expenses attributable to the Class A and Class I shares subsequently exceed 2.95% and 2.70% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

Sandalwood Opportunity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2013

As of March 31, 2013, the Adviser has $52,858 of waived/reimbursed expenses that may be recaptured no later than March 31, 2016.

Distributor- The Board has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25% of the average daily net assets attributable to Class A, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of GFS. On sales of Class A shares for the period ended March 31, 2013, the Distributor received $0 from front-end sales charges.

Trustees - Effective April 1, 2013, the Fund pays its pro rata share of a total fee of $27,625 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser. Previously, the Fund paid its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser. The Fund pays the chairperson of the Audit committee and the Lead Independent Trustee a pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, The Funds pay GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Funds. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”)- NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)- Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

Sandalwood Opportunity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2013

5.

 NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

6.  SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Sandalwood Opportunity Fund

EXPENSE EXAMPLES

March 31, 2013 (Unaudited)

As a shareholder of the Sandalwood Opportunity Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Sandalwood Opportunity Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 29, 2012 through March 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Sandalwood Opportunity Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 11/29/12	Ending Account Value 3/31/13	Expenses Paid During Period* 11/29/12 – 3/31/13	Expense Ratio During Period** 11/29/12 – 3/31/13
Class A	$1,000.00	$1,064.80	$9.94	2.95%
Class I	1,000.00	1065.00	9.09	2.70

Hypothetical (5% return before expenses)	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expenses Paid During Period* 10/1//12 – 3/31/13	Expense Ratio During Period** 10/1/12 – 3/31/13
Class A	$1,000.00	$1,011.46	$14.79	2.95%
Class I	1,000.00	1,005.11	13.55	2.70

*Actual expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (119) divided by the number of days in the fiscal year (365). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable a comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 182/365 (to reflect the full half-year period).

**Annualized.

Sandalwood Opportunity Fund

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2013

Sandalwood Opportunity Fund – (Adviser – Princeton Fund Advisors, LLC) *

In connection with a meeting held on June 20, 2012, (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Agreement”) between Princeton Fund Advisors, LLC (“Princeton” or the “Adviser”) and the Trust, on behalf of Sandalwood Opportunity Fund (the “Fund”).  In considering the Agreement, the Adviser had provided the Board with written materials related to the Agreement.

 The Board Members were assisted by independent legal counsel throughout the Agreement review process.  The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Agreement.

Nature, Extent and Quality of Services. The Trustees discussed the nature of Princeton’s operations, and the Board’s experience with the firm as adviser to other funds in the Trust.  They reviewed financial information provided by the firm.  The Trustees further noted that Princeton had developed an interesting and innovative way to use mutual funds, and that they have tools in place to monitor compliance, diversification, liquidity, and valuation. They further noted that Princeton had leveraged existing marketing relationship with Fortigent, as well as developing a marketing team to develop a good launch plan and marketing strategy to support the Fund.  They concluded that the adviser and sub-advisers would be able to provide a level of service consistent with the Board’s expectations.

Performance. Because Sandalwood had not yet commenced operations, the Trustees could not consider its past performance.  However, the Trustees considered the performance of SSI, the primary sub-adviser to Sandalwood, and the team of other sub-advisers selected by the Adviser and SSI.  The Trustees noted, in particular, the strong performance of SSI over the long term.  The Trustees noted that while the past performance of SSI, as with all past performance, is no guarantee of future results as to this or any other fund, the Board concluded that the adviser has the potential to deliver reasonable performance.

Fees and Expenses. The Board noted that Sandalwood proposed to charge an annual advisory fee of 2.55%.  The Trustees compared the Fund’s advisory fee and estimated expense ratio to its peer group.  They noted that, relative to the peer group, the fees appeared to be high.  The Board considered the fees to be paid to the sub-advisers and acknowledged that looking at the raw data alone does not take into account the level of experience, expertise, capacity limits, and strategies traded by the underlying sub-advisers. The Trustees concluded that Sandalwood advisory fee, as well as its overall expense ratio, was reasonable.

Economies of Scale. The Board considered whether there will be economies of scale with respect to the management of Sandalwood.  The Trustees noted that Princeton had indicated they expected the fund to reach $20 million at launch and $50 million to $100 million after 12 months.  After discussion, it was the consensus of the Board that based on the anticipated size of the Fund, while not a relevant consideration at this time, economies of scale should be revisited after the Fund is launched and the size materially increases.

Profitability.  The Board considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They also considered the profits to be realized by the adviser from other activities related to the Fund.  The Board further noted that the Adviser would pay compensation to brokers out of its profits to assist the distribution efforts and that there were no soft dollars or affiliated fees.  The Trustees concluded that because of the expense limitation agreements and expected asset levels, the Board was satisfied that each adviser’s level of profitability from its relationship with a Fund would not be excessive.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of each of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structure is reasonable and that approval of the agreement is in the best interests of the applicable Trust and the shareholders of the Fund.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

Sandalwood Opportunity Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

March 31, 2013

Approval of the Sub-Advisory Agreement

In connection with a meeting held on June 20, 2012, (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”), including a majority of the Independent Trustees, also considered the approval of sub-advisory agreements (the “Sub-Advisory Agreements”) between Acuity Capital Management, LLC (“Acuity”), Deer Park Road Corporation (“Deer Park”), Sandalwood Securities, Inc. (“SSI”), MidOcean Credit Fund Management, L.P. (“MidOcean”) and Whippoorwill Associates, Inc. (“Whippoorwill”)(each a “Sub-Adviser”, collectively referred to as the “Sub-Advisers”) and the Trust, on behalf of the Fund.  In considering the Sub-Advisory Agreements, the Board received materials specifically relating to the Sub-Advisory Agreements from each Sub-Adviser.  Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Advisory Agreements include the following:

Nature, Extent and Quality of Services. The Trustees discussed the nature of each Sub-adviser’s operations.  The Trustees noted the nature of the relationship between SSI and the other Sub-advisers, and that SSI would work collaboratively with the Adviser to monitor daily feeds from the custodian and administrator to ensure compliance in terms of position size, diversification, style drift, and other compliance related items.  The Board reviewed information about each firm’s fund management personnel including their background and experience.  The Trustees noted the varied and extensive experience among the fund management personnel across all Sub-advisers.  The Board then reviewed financial information about each firm provided by the respective Sub-adviser.  The Trustees concluded that each Sub-adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance. Because each Sub-adviser was not yet advising the New Fund, the Trustees concluded that the Funds’ performance was not relevant to their deliberations. The Board considered the past performance of each firm with respect to a composite of separate accounts or other funds managed with strategies similar to those of the applicable fund.  The Board concluded that each Sub-Adviser has the potential to deliver reasonable performance.

Fees and Expenses.  The Board noted that the total management fee is for the Fund is 2.55%, and is to be shared by the Adviser and all Sub-advisers, and that the Sub-advisers proposed the following annual fees: Whippoorwill at 1.125%, Deer Park at 1.125%, Acuity at 1.00%, MidOcean at 1.00%, and SSI at 1.00%. The Board also compared the fees charged by each Sub-adviser for managing other client accounts, and noted that overall the fees charged by the Sub-advisers were lower than those charged to their other client accounts. The Trustees concluded that the sub-advisory fees under each Sub-Advisory Agreement were reasonable.

Economies of Scale.  The Board considered whether there will be economies of scale with respect to fees charged by Acuity, Deer Park, MidOcean, SSI and Whippoorwill, and determined that the issue of economies of scale must be considered in the context of the advisory fee, which the Board had agreed was not a relevant consideration at this time.  It was agreed that economies of scale should be revisited after the Fund is launched and the size increases.

Sandalwood Opportunity Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

March 31, 2013

Profitability.  The Board considered the anticipated profits to be realized by each Sub-adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit with respect to the sub-advisory services provided to the Fund.  The Board also considered the profits to be realized by each Sub-adviser from other activities related to the Fund. The Trustees concluded that because of the Fund’s expected asset levels and each Sub-adviser’s anticipated services to the Fund, the Board was satisfied that each Sub-adviser’s level of profitability from its relationship with a Fund would not be excessive.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-868-9501 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-868-9501.

INVESTMENT ADVISERS

Princeton Fund Advisors, LLC

1125 17th Street, Suite 1400

Denver, CO 80202

INVESTMENT PRIMARY SUB-ADVISER

Sandalwood Securities, Inc.

101 Eisenhower Parkway

Roseland, NJ 07068

INVESTMENT SUB-ADVISERS

Deer Park Road Corporation

1865 Ski Time Square, Suite 102

Steamboat Springs, CO 80477

Whippoorwill Portfolio Managers

11 Martine Avenue

White Plains, NY 10606

Acuity Capital Management, LLC

60 Arch Street, 2nd Floor

Greenwich, CT 06830

MidOcean Credit Fund Management, L.P.

320 Park Avenue, 16th Floor

New York, NY 10022

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Dr. Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/7/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/7/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/7/13